American Funds Retirement Income Portfolio — ConservativeSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,347,423	$68,516
Equity-income funds 35%
The Income Fund of America, Class R-6	10,557,476	273,756
Capital Income Builder, Class R-6	2,998,075	205,278
		479,034
Balanced funds 15%
American Balanced Fund, Class R-6	4,140,214	136,793
American Funds Global Balanced Fund, Class R-6	1,727,118	68,532
		205,325
Fixed income funds 45%
The Bond Fund of America, Class R-6	25,182,727	342,989
U.S. Government Securities Fund, Class R-6	9,603,819	136,854
American Funds Inflation Linked Bond Fund, Class R-6	6,072,552	68,438
American Funds Strategic Bond Fund, Class R-6	5,921,148	68,330
		616,611
Total investment securities 100% (cost: $1,230,437,000)		1,369,486
Other assets less liabilities 0%		(456)
Net assets 100%		$1,369,030
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$54,459	$6,332	$6,509	$384	$13,850	$68,516	$997	$—
Equity-income funds 35%
The Income Fund of America, Class R-6	166,624	87,480	15,812	368	35,096	273,756	5,237	—
Capital Income Builder, Class R-6	222,722	28,861	91,473	5,855	39,313	205,278	5,467	—
						479,034
Balanced funds 15%
American Balanced Fund, Class R-6	110,527	14,796	7,196	355	18,311	136,793	1,456	3,577
American Funds Global Balanced Fund, Class R-6	55,106	7,776	4,391	380	9,661	68,532	859	—
						205,325
Fixed income funds 45%
The Bond Fund of America, Class R-6	284,739	84,473	18,909	(15)	(7,299)	342,989	4,036	9,443
U.S. Government Securities Fund, Class R-6	114,121	33,722	6,213	(28)	(4,748)	136,854	1,131	4,346
American Funds Inflation Linked Bond Fund, Class R-6	56,679	12,986	2,516	12	1,277	68,438	1,280	955
American Funds Strategic Bond Fund, Class R-6	—	66,973	87	—[2]	1,444	68,330	355	—
American Funds Mortgage Fund, Class R-6	56,965	11,355	65,938	(174)	(2,208)	—	251	1,896
						616,611
Total 100%				$7,137	$104,697	$1,369,486	$21,069	$20,217
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 2 of 7

American Funds Retirement Income Portfolio — ModerateSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 8%	Shares	Value (000)
American Funds Multi-Sector Income Fund, Class R-6	10,722,516	$115,588
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	1,551,527	100,741
American Mutual Fund, Class R-6	1,416,562	72,032
		172,773
Equity-income funds 40%
The Income Fund of America, Class R-6	13,894,344	360,280
Capital Income Builder, Class R-6	3,156,375	216,117
		576,397
Balanced funds 20%
American Balanced Fund, Class R-6	6,541,071	216,117
American Funds Global Balanced Fund, Class R-6	1,816,123	72,064
		288,181
Fixed income funds 20%
American Funds Inflation Linked Bond Fund, Class R-6	6,432,184	72,491
The Bond Fund of America, Class R-6	5,292,685	72,086
U.S. Government Securities Fund, Class R-6	5,058,154	72,079
American Funds Strategic Bond Fund, Class R-6	6,242,462	72,038
		288,694
Total investment securities 100% (cost: $1,259,489,000)		1,441,633
Other assets less liabilities 0%		(327)
Net assets 100%		$1,441,306
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 8%
American Funds Multi-Sector Income Fund, Class R-6	$—	$114,940	$891	$(4)	$1,543	$115,588	$884	$—
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	—	99,734	2,529	35	3,501	100,741	609	—
American Mutual Fund, Class R-6	55,704	4,099	2,622	251	14,600	72,032	1,064	—
						172,773
Equity-income funds 40%
The Income Fund of America, Class R-6	281,783	25,723	6,970	102	59,642	360,280	8,515	—
Capital Income Builder, Class R-6	281,996	24,276	147,782	11,558	46,069	216,117	6,988	—
						576,397
Balanced funds 20%
American Balanced Fund, Class R-6	169,705	19,201	1,838	24	29,025	216,117	2,323	5,723
American Funds Global Balanced Fund, Class R-6	56,724	5,557	670	24	10,429	72,064	920	—
						288,181
Fixed income funds 20%
American Funds Inflation Linked Bond Fund, Class R-6	58,129	13,044	4	—[2]	1,322	72,491	1,348	1,006
The Bond Fund of America, Class R-6	115,434	28,888	67,789	(153)	(4,294)	72,086	1,403	3,902
U.S. Government Securities Fund, Class R-6	58,433	16,295	111	(1)	(2,537)	72,079	596	2,302
American Funds Strategic Bond Fund, Class R-6	—	70,779	289	—[2]	1,548	72,038	377	—
American Funds Mortgage Fund, Class R-6	58,396	11,983	67,846	28	(2,561)	—	264	2,010
						288,694
Total 100%				$11,864	$158,287	$1,441,633	$25,291	$14,943
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 4 of 7

American Funds Retirement Income Portfolio — EnhancedSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
AMCAP Fund, Class R-6	1,692,236	$74,881
American Funds Multi-Sector Income Fund, Class R-6	6,795,521	73,256
		148,137
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,256,986	146,546
American Mutual Fund, Class R-6	1,439,341	73,191
		219,737
Equity-income funds 40%
The Income Fund of America, Class R-6	14,142,046	366,703
Capital Income Builder, Class R-6	3,212,090	219,932
		586,635
Balanced funds 25%
American Balanced Fund, Class R-6	8,877,650	293,317
American Funds Global Balanced Fund, Class R-6	1,844,598	73,194
		366,511
Fixed income funds 10%
American Funds Inflation Linked Bond Fund, Class R-6	6,511,681	73,387
American High-Income Trust, Class R-6	6,948,590	73,307
		146,694
Total investment securities 100% (cost: $1,249,306,000)		1,467,714
Other assets less liabilities 0%		(287)
Net assets 100%		$1,467,427
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 5 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
AMCAP Fund, Class R-6	$55,310	$9,806	$4,438	$244	$13,959	$74,881	$273	$3,835
American Funds Multi-Sector Income Fund, Class R-6	—	72,263	—	—	993	73,256	558	—
						148,137
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	—	143,891	2,450	(1)	5,106	146,546	907	—
American Mutual Fund, Class R-6	55,311	4,582	1,567	140	14,725	73,191	1,066	—
						219,737
Equity-income funds 40%
The Income Fund of America, Class R-6	278,776	34,994	6,659	17	59,575	366,703	8,530	—
Capital Income Builder, Class R-6	278,775	29,539	145,734	12,179	45,173	219,932	6,989	—
						586,635
Balanced funds 25%
American Balanced Fund, Class R-6	223,881	32,961	2,235	28	38,682	293,317	3,121	7,703
American Funds Global Balanced Fund, Class R-6	111,865	12,718	69,846	9,442	9,015	73,194	1,521	—
						366,511
Fixed income funds 10%
American Funds Inflation Linked Bond Fund, Class R-6	56,422	16,854	1,223	(22)	1,356	73,387	1,378	1,028
American High-Income Trust, Class R-6	56,989	12,416	1,862	8	5,756	73,307	2,644	—
						146,694
Total 100%				$22,035	$194,340	$1,467,714	$26,987	$12,566
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-825-0921O-S85388	American Funds Retirement Income Portfolio Series — Page 7 of 7